Loans and Allowance for Loan Losses (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans and Allowance for Loan Losses
Note 5. Loans and Allowance for Loan Losses

Portfolio Segmentation:

At June 30, 2018 and December 31, 2017, loans are summarized as follows (in thousands):

	June 30, 2018			December 31, 2017
	PCI Loans[1]	All Other Loans	Total	PCI Loans[1]	All Other Loans	Total
Commercial real estate	$18,474	$727,390	$745,864	$17,903	$625,085	$642,988
Consumer real estate	6,987	348,889	355,876	7,450	286,007	293,457
Construction and land development	5,690	173,741	179,431	5,120	130,289	135,409
Commercial and industrial	821	278,950	279,771	858	237,229	238,087
Consumer and other	686	13,807	14,493	1,463	11,854	13,317
Total loans	32,658	1,542,777	1,575,435	32,794	1,290,464	1,323,258
Less: Allowance for loan losses	(19)	(7,055)	(7,074)	(16)	(5,844)	(5,860)
Loans, net	$32,639	$1,535,722	$1,568,361	$32,778	$1,284,620	$1,317,398
[1] Purchased Credit Impaired loans (“PCI loans”) are loans with evidence of credit deterioration at purchase.

For purposes of the disclosures required pursuant to the adoption of ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. There are five loan portfolio segments that include commercial real estate, consumer real estate, construction and land development, commercial and industrial, and consumer and other.

The following describe risk characteristics relevant to each of the portfolio segments:

Commercial Real Estate: Commercial real estate loans include owner-occupied commercial real estate loans and loans secured by income-producing properties. Owner-occupied commercial real estate loans to operating businesses are long-term financing of land and buildings. These loans are repaid by cash flow generated from the business operation. Real estate loans for income-producing properties such as apartment buildings, office and industrial buildings, and retail shopping centers are repaid from rent income derived from the properties. Loans within this portfolio segment are particularly sensitive to the valuation of real estate.

Consumer Real Estate: Consumer real estate loans include real estate loans secured by first liens, second liens, or open end real estate loans, such as home equity lines. These are repaid by various means such as a borrower's income, sale of the property, or rental income derived from the property. One to four family first mortgage loans are repaid by various means such as a borrower's income, sale of the property, or rental income derived from the property. Loans within this portfolio segment are particularly sensitive to the valuation of real estate.

Construction and Land Development: Loans for real estate construction and development are repaid through cash flow related to the operations, sale or refinance of the underlying property. This portfolio segment includes extensions of credit to real estate developers or investors where repayment is dependent on the sale of the real estate or income generated from the real estate collateral. Loans within this portfolio segment are particularly sensitive to the valuation of real estate.

Commercial and Industrial: The commercial and industrial loan portfolio segment includes commercial, financial, agricultural, and municipal loans. These loans include those loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, or expansion projects. Loans are repaid by business cash flows. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower, particularly cash flows from the customers' business operations.

Consumer and Other: The consumer loan portfolio segment includes direct consumer installment loans, overdrafts and other revolving credit loans, educational loans, and other loans which do not fall into the categories above. Loans in this portfolio are sensitive to unemployment and other key consumer economic measures.

Credit Risk Management:

The Company employs a credit risk management process with defined policies, accountability and routine reporting to manage credit risk in the loan portfolio segments. Credit risk management is guided by credit policies that provide for a consistent and prudent approach to underwriting and approvals of credits. Within the Credit Policy, procedures exist that elevate the approval requirements as credits become larger and more complex. All loans are individually underwritten, risk-rated, approved, and monitored.

Responsibility and accountability for adherence to underwriting policies and accurate risk ratings lies in each portfolio segment. For the consumer real estate and consumer and other portfolio segments, the risk management process focuses on managing customers who become delinquent in their payments. For the other portfolio segments, the risk management process focuses on underwriting new business and, on an ongoing basis, monitoring the credit of the portfolios, including a third party review of the largest credits on an annual basis or more frequently as needed. To ensure problem credits are identified on a timely basis, several specific portfolio reviews occur periodically to assess the larger adversely rated credits for proper risk rating and accrual status.

Credit quality and trends in the loan portfolio segments are measured and monitored regularly. Detailed reports, by product, collateral, accrual status, etc., are reviewed by the Senior Credit Officer and the Directors Loan Committee.

The allowance for loan losses is a valuation reserve allowance established through provisions for loan losses charged against income. The allowance for loan losses, which is evaluated quarterly, is maintained at a level that management deems sufficient to absorb probable losses inherent in the loan portfolio. Loans deemed to be uncollectible are charged against the allowance for loan losses, while recoveries of previously charged-off amounts are credited to the allowance for loan losses. The allowance for loan losses is comprised of specific valuation allowances for loans evaluated individually for impairment and general allocations for pools of homogeneous loans with similar risk characteristics and trends.

The allowance for loan losses related to specific loans is based on management's estimate of potential losses on impaired loans as determined by (1) the present value of expected future cash flows; (2) the fair value of collateral if the loan is determined to be collateral dependent or (3) the loan's observable market price. The Company's homogeneous loan pools include commercial real estate loans, consumer real estate loans, construction and land development loans, commercial and industrial loans, and consumer and other loans. The general allocations to these loan pools are based on the historical loss rates for specific loan types and the internal risk grade, if applicable, adjusted for both internal and external qualitative risk factors.

The qualitative factors considered by management include, among other factors, (1) changes in local and national economic conditions; (2) changes in asset quality; (3) changes in loan portfolio volume; (4) the composition and concentrations of credit; (5) the impact of competition on loan structuring and pricing; (6) the impact of interest rate changes on portfolio risk and (7) effectiveness of the Company's loan policies, procedures and internal controls. The total allowance established for each homogeneous loan pool represents the product of the historical loss ratio adjusted for qualitative factors and the total dollar amount of the loans in the pool.

The composition of loans by loan classification for impaired and performing loan status at June 30, 2018 and December 31, 2017, is summarized in the tables below (in thousands):

	June 30, 2018
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$726,356	$347,893	$173,194	$278,431	$13,698	$1,539,572
Impaired loans	1,034	996	547	519	109	3,205
	727,390	348,889	173,741	278,950	13,807	1,542,777
PCI loans	18,474	6,987	5,690	821	686	32,658
Total	$745,864	$355,876	$179,431	$279,771	$14,493	$1,575,435

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$624,638	$284,585	$129,742	$237,016	$11,842	$1,287,823
Impaired loans	447	1,422	547	213	12	2,641
	625,085	286,007	130,289	237,229	11,854	1,290,464
PCI loans	17,903	7,450	5,120	858	1,463	32,794
Total loans	$642,988	$293,457	$135,409	$238,087	$13,317	$1,323,258

The following tables show the allowance for loan losses allocation by loan classification for impaired, PCI, and performing loans as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$3,116	$1,491	$744	$1,145	$224	$6,720
PCI loans	19	—	—	—	—	19
Impaired loans	—	37	—	222	76	335
Total	$3,135	$1,528	$744	$1,367	$300	$7,074

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$2,444	$1,340	$521	$890	$204	$5,399
PCI loans	16	—	—	—	—	16
Impaired loans	5	256	—	172	12	445
Total	$2,465	$1,596	$521	$1,062	$216	$5,860

The following tables detail the changes in the allowance for loan losses for the six month period ending June 30, 2018 and year ending December 31, 2017, by loan classification (in thousands):

	June 30, 2018
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$2,465	$1,596	$521	$1,062	$216	$5,860
Loans charged off	(38)	(25)	—	(78)	(101)	(242)
Recoveries of loans charged off	—	50	5	56	40	151
Provision (reallocation) charged to expense	708	(93)	218	327	145	1,305
Ending balance	$3,135	$1,528	$744	$1,367	$300	$7,074

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$2,369	$1,382	$717	$520	$117	$5,105
Loans charged off	—	(111)	—	(24)	(141)	(276)
Recoveries of charge-offs	8	99	13	67	61	248
Provision (reallocation) charged to expense	88	226	(209)	499	179	783
Ending balance	$2,465	$1,596	$521	$1,062	$216	$5,860

A description of the general characteristics of the risk grades used by the Company is as follows:

Pass: Loans in this risk category involve borrowers of acceptable-to-strong credit quality and risk who have the apparent ability to satisfy their loan obligations. Loans in this risk grade would possess sufficient mitigating factors, such as adequate collateral or strong guarantors possessing the capacity to repay the debt if required, for any weakness that may exist.

Special Mention: Loans in this risk grade are the equivalent of the regulatory definition of "Other Assets Especially Mentioned" classification. Loans in this category possess some credit deficiency or potential weakness, which requires a high level of management attention. Potential weaknesses include declining trends in operating earnings and cash flows and /or reliance on the secondary source of repayment. If left uncorrected, these potential weaknesses may result in noticeable deterioration of the repayment prospects for the asset or in the Company's credit position.

Substandard: Loans in this risk grade are inadequately protected by the borrower's current financial condition and payment capability or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the orderly repayment of debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans in this risk grade have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or orderly repayment in full, on the basis of current existing facts, conditions and values, highly questionable and improbable. Possibility of loss is extremely high, but because of certain important and reasonably specific factors that may work to the advantage and strengthening of the exposure, its classification as an estimated loss is deferred until its more exact status may be determined.

Uncollectible: Loans in this risk grade are considered to be non-collectible and of such little value that their continuance as bankable assets is not warranted. This does not mean the loan has absolutely no recovery value, but rather it is neither practical nor desirable to defer writing off the loan, even though partial recovery may be obtained in the future. Charge-offs against the allowance for loan losses are taken in the period in which the loan becomes uncollectible. Consequently, the Company typically does not maintain a recorded investment in loans within this category.

The following tables outline the amount of each loan classification and the amount categorized into each risk rating as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018
Non PCI Loans	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$724,763	$343,407	$172,972	$277,384	$13,184	$1,531,710
Watch	1,604	3,168	62	1,035	123	5,992
Special mention	—	949	160	35	363	1,507
Substandard	1,023	1,365	547	483	111	3,529
Doubtful	—	—	—	13	26	39
Total	$727,390	$348,889	$173,741	$278,950	$13,807	$1,542,777

PCI Loans
Pass	$14,494	$4,558	$3,973	$210	$565	$23,800
Watch	1,513	898	653	2	18	3,084
Special mention	1,393	575	716	153	17	2,854
Substandard	1,074	956	348	456	86	2,920
Doubtful	—	—	—	—	—	—
Total	$18,474	$6,987	$5,690	$821	$686	$32,658
Total loans	$745,864	$355,876	$179,431	$279,771	$14,493	$1,575,435

	December 31, 2017
Non PCI Loans	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$616,028	$279,464	$129,359	$233,942	$11,624	$1,270,417
Watch	7,673	2,543	383	3,007	62	13,668
Special mention	1,006	2,627	—	64	155	3,852
Substandard	378	1,159	547	157	—	2,241
Doubtful	—	214	—	59	13	286
Total	$625,085	$286,007	$130,289	$237,229	$11,854	$1,290,464

PCI Loans
Pass	$14,386	$4,151	$4,134	$68	$819	$23,558
Watch	261	1,345	649	120	262	2,637
Special mention	—	456	—	58	24	538
Substandard	3,084	1,192	337	588	107	5,308
Doubtful	172	306	—	24	251	753
Total	$17,903	$7,450	$5,120	$858	$1,463	$32,794
Total loans	$642,988	$293,457	$135,409	$238,087	$13,317	$1,323,258

Past Due Loans:

A loan is considered past due if any required principal and interest payments have not been received as of the date such payments were required to be made under the terms of the loan agreement. Generally, management places a loan on nonaccrual when there is a clear indicator that the borrower’s cash flow may not be sufficient to meet payments as they become due, which is generally when a loan is 90 days past due.

The following tables present the aging of the recorded investment in loans as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due and NonAccrual	PCI Loans	Current Loans	Total Loans
Commercial real estate	$2,628	$82	$6	$2,716	$18,474	$724,674	$745,864
Consumer real estate	701	76	463	1,240	6,987	347,649	355,876
Construction and land development	403	338	547	1,288	5,690	172,453	179,431
Commercial and industrial	647	113	430	1,190	821	277,760	279,771
Consumer and other	189	58	92	339	686	13,468	14,493
Total	$4,568	$667	$1,538	$6,773	$32,658	$1,536,004	$1,575,435

	December 31, 2017
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due and NonAccrual	PCI Loans	Current Loans	Total Loans
Commercial real estate	$517	$728	$128	$1,373	$17,903	$623,712	$642,988
Consumer real estate	963	33	991	1,987	7,450	284,020	293,457
Construction and land development	65	326	547	938	5,120	129,351	135,409
Commercial and industrial	286	131	85	502	858	236,727	238,087
Consumer and other	165	291	13	469	1,463	11,385	13,317
Total	$1,996	$1,509	$1,764	$5,269	$32,794	$1,285,195	$1,323,258

Impaired Loans:

The following is an analysis of the impaired loan portfolio, excluding PCI loans, detailing the related allowance recorded as of June 30, 2018 and December 31, 2017 (in thousands):

				For the six months ended
	At June 30, 2018			June 30, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Commercial real estate	$1,034	$1,043	$—	$670	$15
Consumer real estate	793	823	—	699	12
Construction and land development	547	547	—	547	—
Commercial and industrial	81	83	—	58	3
Consumer and other	16	16	—	5	—
	2,471	2,512	—	1,979	30
Impaired loans with a valuation allowance:
Commercial real estate	—	—	—	8	—
Consumer real estate	203	216	37	642	11
Construction and land development	—	—	—	—	—
Commercial and industrial	438	440	222	257	5
Consumer and other	93	95	76	72	2
	734	751	335	979	18
PCI loans:
Commercial real estate	27	127	19	5	3
Total impaired loans	$3,232	$3,390	$354	$2,963	$51

				For the year ended
	At December 31, 2017			December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Commercial real estate	$424	$454	$—	$204	$44
Consumer real estate	415	420	—	401	16
Construction and land development	547	547	—	628	—
Commercial and industrial	41	41	—	44	3
Consumer and other	—	—	—	—	—
	1,427	1,462	—	1,277	63
Impaired loans with a valuation allowance:
Commercial real estate	23	23	5	5	1
Consumer real estate	1,007	1,033	256	601	38
Construction and land development	—	—	—	—	—
Commercial and industrial	172	172	172	117	10
Consumer and other	12	13	12	2	1
	1,214	1,241	445	725	50
PCI loans:
Commercial real estate	16	123	16	3	16
Total impaired loans	$2,657	$2,826	$461	$2,005	$129

Troubled Debt Restructurings:

At June 30, 2018 and December 31, 2017, impaired loans included loans that were classified as Troubled Debt Restructurings ("TDRs"). The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Company considers information currently available regarding the financial condition of the borrower. This information includes, but is not limited to, whether (i) the debtor is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the debtor has declared or is in the process of declaring bankruptcy; and (iv) the debtor's projected cash flow is sufficient to satisfy contractual payments due under the original terms of the loan without a modification.

The Company considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower. Key factors considered by the Company include the debtor's ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan.

The most common concessions granted by the Company generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt; (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk; (iii) a temporary period of interest-only payments; and (iv) a reduction in the contractual payment amount for either a short period or remaining term of the loan. As of June 30, 2018 and December 31, 2017, management had approximately, $660 thousand and $41 thousand, respectively, in loans that met the criteria for restructured, none of which were on nonaccrual. A loan is placed back on accrual status when both principal and interest are current and it is probable that management will be able to collect all amounts due (both principal and interest) according to the terms of the loan agreement.

There was one commercial real estate loan for approximately $622 thousand modified as troubled debt restructurings during the six month period ended June 30, 2018. There were no loans that were modified as troubled debt restructurings during the twelve month period ended December 31, 2017. There were no loans that were modified as troubled debt restructurings during the past three months and for which there was a subsequent payment default.

Foreclosure Proceedings and Balances:

As of June 30, 2018 the Company had $1.14 million in residential real estate included in foreclosed assets and there were no consumer mortgage loans collateralized by residential real estate property that were in the process of foreclosure.

Purchased Credit Impaired Loans:

The Company has acquired loans which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans as of is as follows (in thousands):

	June 30, 2018	December 31, 2017
Commercial real estate	$25,700	$23,366
Consumer real estate	9,620	10,764
Construction and land development	6,793	6,285
Commercial and industrial	2,973	1,452
Consumer and other	1,014	1,710
Total loans	46,100	43,577
Less remaining purchase discount	(13,442)	(10,783)
Total loans, net of purchase discount	32,658	32,794
Less: Allowance for loan losses	(19)	(16)
Carrying amount, net of allowance	$32,639	$32,778

Activity related to the accretable yield on loans acquired with deteriorated credit quality is as follows for the three and six months period ended June 30, 2018 and 2017 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Accretable yield, beginning of period	$7,780	$8,482	$9,287	$8,950
Additions	1,292	—	1,292	—
Accretion income	(1,928)	(973)	(3,029)	(1,670)
Reclassification to accretable	120	366	382	610
Other changes, net	(58)	600	(726)	585
Accretable yield	$7,206	$8,475	$7,206	$8,475

Purchased credit impaired loans acquired from Southern Community Bank during the three and six months period ended June 30, 2018 for which it was probable at acquisition that all contractually required payments would not be collected are as follows (in thousands):

Three and Six Months Ended June 30,
2018
Contractual principal and interest at acquisition	$15,133
Nonaccretable difference	5,302
Expected cash flows at acquisition	9,831
Accretable yield	1,292
Fair value of purchased credit impaired loans	$8,539

Note 4. Loans and Allowance for Loan Losses

Portfolio Segmentation:

At December 31, 2017 and 2016, loans consisted of the following (in thousands):

	December 31, 2017			December 31, 2016
	PCI Loans	All Other Loans	Total	PCI Loans	All Other Loans	Total
Commercial real estate	$17,903	$625,085	$642,988	$14,943	$400,265	$415,208
Consumer real estate	7,450	286,007	293,457	9,004	178,798	187,802
Construction and land development	5,120	130,289	135,409	1,678	116,191	117,869
Commercial and industrial	858	237,229	238,087	1,568	83,454	85,022
Consumer and other	1,463	11,854	13,317	—	7,475	7,475
Total loans	32,794	1,290,464	1,323,258	27,193	786,183	813,376
Less: Allowance for loan losses	(16)	(5,844)	(5,860)	—	(5,105)	(5,105)

Loans, net	$32,778	$1,284,620	$1,317,398	$27,193	$781,078	$808,271

For purposes of the disclosures required pursuant to the adoption of ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. There are five loan portfolio segments that include commercial real estate, consumer real estate, construction and land development, commercial and industrial, and consumer and other.

The following describe risk characteristics relevant to each of the portfolio segments:

Commercial Real Estate: Commercial real estate loans include owner-occupied commercial real estate loans and loans secured by income-producing properties. Owner-occupied commercial real estate loans to operating businesses are long-term financing of land and buildings. These loans are repaid by cash flow generated from the business operation. Real estate loans for income-producing properties such as apartment buildings, office and industrial buildings, and retail shopping centers are repaid from rent income derived from the properties. Loans within this portfolio segment are particularly sensitive to the valuation of real estate.

Consumer Real Estate: Consumer real estate loans include real estate loans secured by first liens, second liens, or open end real estate loans, such as home equity lines. These are repaid by various means such as a borrower's income, sale of the property, or rental income derived from the property. One to four family first mortgage loans are repaid by various means such as a borrower's income, sale of the property, or rental income derived from the property. Loans within this portfolio segment are particularly sensitive to the valuation of real estate.

Construction and Land Development: Loans for real estate construction and development are repaid through cash flow related to the operations, sale or refinance of the underlying property. This portfolio segment includes extensions of credit to real estate developers or investors where repayment is dependent on the sale of the real estate or income generated from the real estate collateral. Loans within this portfolio segment are particularly sensitive to the valuation of real estate.

Commercial and Industrial: The commercial and industrial loan portfolio segment includes commercial, financial, and agricultural loans. These loans include those loans to commercial customers for use in normal business operations to finance working capital needs, equipment purchases, or expansion projects. Loans are repaid by business cash flows. Collection risk in this portfolio is driven by the creditworthiness of the underlying borrower, particularly cash flows from the customers' business operations.

Consumer and Other: The consumer loan portfolio segment includes direct consumer installment loans, overdrafts and other revolving credit loans, and educational loans. Loans in this portfolio are sensitive to unemployment and other key consumer economic measures.

Credit Risk Management:

The Company employs a credit risk management process with defined policies, accountability and routine reporting to manage credit risk in the loan portfolio segments. Credit risk management is guided by credit policies that provide for a consistent and prudent approach to underwriting and approvals of credits. Within the Credit Policy, procedures exist that elevate the approval requirements as credits become larger and more complex. All loans are individually underwritten, risk-rated, approved, and monitored.

Responsibility and accountability for adherence to underwriting policies and accurate risk ratings lies in each portfolio segment. For the consumer real estate and consumer and other portfolio segments, the risk management process focuses on managing customers who become delinquent in their payments. For the other portfolio segments, the risk management process focuses on underwriting new business and, on an ongoing basis, monitoring the credit of the portfolios, including a third party review of the largest credits on an annual basis or more frequently as needed. To ensure problem credits are identified on a timely basis, several specific portfolio reviews occur periodically to assess the larger adversely rated credits for proper risk rating and accrual status.

Credit quality and trends in the loan portfolio segments are measured and monitored regularly. Detailed reports, by product, collateral, accrual status, etc., are reviewed by the Senior Credit Officer and the Directors Loan Committee.

The allowance for loan losses is a valuation reserve allowance established through provisions for loan losses charged against income. The allowance for loan losses, which is evaluated quarterly, is maintained at a level that management deems sufficient to absorb probable losses inherent in the loan portfolio. Loans deemed to be uncollectible are charged against the allowance for loan losses, while recoveries of previously charged-off amounts are credited to the allowance for loan losses. The allowance for loan losses is comprised of specific valuation allowances for loans evaluated individually for impairment and general allocations for pools of homogeneous loans with similar risk characteristics and trends.

The allowance for loan losses related to specific loans is based on management's estimate of potential losses on impaired loans as determined by (1) the present value of expected future cash flows; (2) the fair value of collateral if the loan is determined to be collateral dependent or (3) the loan's observable market price. The Company's homogeneous loan pools include commercial real estate loans, consumer real estate loans, construction and land development loans, commercial and industrial loans, and consumer and other loans. The general allocations to these loan pools are based on the historical loss rates for specific loan types and the internal risk grade, if applicable, adjusted for both internal and external qualitative risk factors.

The qualitative factors considered by management include, among other factors, (1) changes in local and national economic conditions; (2) changes in asset quality; (3) changes in loan portfolio volume; (4) the composition and concentrations of credit; (5) the impact of competition on loan structuring and pricing; (6) the impact of interest rate changes on portfolio risk and (7) effectiveness of the Company's loan policies, procedures and internal controls. The total allowance established for each homogeneous loan pool represents the product of the historical loss ratio adjusted for qualitative factors and the total dollar amount of the loans in the pool.

The composition of loans by loan classification for impaired and performing loan status at December 31, 2017 and 2016, is summarized in the tables below (amounts in thousands):

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$624,638	$284,585	$129,742	$237,016	$11,842	$1,287,823
Impaired loans	447	1,422	547	213	12	2,641
	625,085	286,007	130,289	237,229	11,854	1,290,464
PCI loans	17,903	7,450	5,120	858	1,463	32,794
Total	$642,988	$293,457	$135,409	$238,087	$13,317	$1,323,258

	December 31, 2016
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$400,146	$177,977	$115,326	$83,244	$7,475	$784,168
Impaired loans	119	821	865	210	—	2,015
	400,265	178,798	116,191	83,454	7,475	786,183
PCI loans	14,943	9,004	1,678	1,568	—	27,193
Total loans	$415,208	$187,802	$117,869	$85,022	$7,475	$813,376

The following tables show the allowance for loan losses allocation by loan classification for impaired and performing loans as of December 31, 2017 and 2016 (amounts in thousands):

December 31, 2017
			Construction	Commercial	Consumer
	Commercial	Consumer	and Land	and	and
	Real Estate	Real Estate	Development	Industrial	Other	Total
Performing loans	$2,444	$1,340	$521	$890	$204	$5,399
PCI loans	16	—	—	—	—	16
Impaired loans	5	256	—	172	12	445
Total	$2,465	$1,596	$521	$1,062	$216	$5,860

December 31, 2016
			Construction	Commercial	Consumer
	Commercial	Consumer	and Land	and	and
	Real Estate	Real Estate	Development	Industrial	Other	Total
Performing loans	$2,369	$1,382	$717	$516	$117	$5,101
PCI Loans	—	—	—	—	—	—
Impaired loans	—	—	—	4	—	4
Total	$2,369	$1,382	$717	$520	$117	$5,105

The following tables detail the changes in the allowance for loan losses for the year ending December 31, 2017 and December 31, 2016, by loan classification (amounts in thousands):

December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$2,369	$1,382	$717	$520	$117	$5,105
Loans charged off	—	(111)	—	(24)	(141)	(276)
Recoveries of loans charged off	8	99	13	67	61	248
Provision (reallocation) charged to operating expense	88	226	(209)	499	179	783
Ending balance	$2,465	$1,596	$521	$1,062	$216	$5,860

December 31, 2016
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$1,906	$1,015	$627	$777	$29	$4,354
Loans charged off	—	(102)	(14)	(35)	(155)	(306)
Recoveries of loans charged off	45	76	22	58	68	269
Provision (reallocation) charged to operating expense	418	393	82	(280)	175	788
Ending balance	$2,369	$1,382	$717	$520	$117	$5,105

A description of the general characteristics of the risk grades used by the Company is as follows:

Pass: Loans in this risk category involve borrowers of acceptable-to-strong credit quality and risk who have the apparent ability to satisfy their loan obligations. Loans in this risk grade would possess sufficient mitigating factors, such as adequate collateral or strong guarantors possessing the capacity to repay the debt if required, for any weakness that may exist.

Watch: Loans in this risk category involve borrowers that exhibit characteristics, or are operating under conditions that, if not successfully mitigated as planned, have a reasonable risk of resulting in a downgrade within the next six to twelve months. Loans may remain in this risk category for six months and then are either upgraded or downgraded upon subsequent evaluation.

Special Mention: Loans in this risk grade are the equivalent of the regulatory definition of "Other Assets Especially Mentioned" classification. Loans in this category possess some credit deficiency or potential weakness, which requires a high level of management attention. Potential weaknesses include declining trends in operating earnings and cash flows and /or reliance on the secondary source of repayment. If left uncorrected, these potential weaknesses may result in noticeable deterioration of the repayment prospects for the asset or in the Company's credit position.

Substandard: Loans in this risk grade are inadequately protected by the borrower's current financial condition and payment capability or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the orderly repayment of debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans in this risk grade have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or orderly repayment in full, on the basis of current existing facts, conditions and values, highly questionable and improbable. Possibility of loss is extremely high, but because of certain important and reasonably specific factors that may work to the advantage and strengthening of the exposure, its classification as an estimated loss is deferred until its more exact status may be determined.

Uncollectible: Loans in this risk grade are considered to be non-collectible and of such little value that their continuance as bankable assets is not warranted. This does not mean the loan has absolutely no recovery value, but rather it is neither practical nor desirable to defer writing off the loan, even though partial recovery may be obtained in the future. Charge-offs against the allowance for loan losses are taken in the period in which the loan becomes uncollectible. Consequently, the Company typically does not maintain a recorded investment in loans within this category.

The following tables outline the amount of each loan classification and the amount categorized into each risk rating as of December 31, 2017 and 2016 (amounts in thousands):

Non PCI Loans

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$616,028	$279,464	$129,359	$233,942	$11,624	$1,270,417
Watch	7,673	2,543	383	3,007	62	13,668
Special mention	1,006	2,627	—	64	155	3,852
Substandard	378	1,159	547	157	—	2,241
Doubtful	—	214	—	59	13	286
Total	$625,085	$286,007	$130,289	$237,229	$11,854	$1,290,464

PCI Loans

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$14,386	$4,151	$4,134	$68	$819	$23,558
Watch	261	1,345	649	120	262	2,637
Special mention	—	456	—	58	24	538
Substandard	3,084	1,192	337	588	107	5,308
Doubtful	172	306	—	24	251	753
Total	$17,903	$7,450	$5,120	$858	$1,463	$32,794
Total loans	$642,988	$293,457	$135,409	$238,087	$13,317	$1,323,258

Non PCI Loans

	December 31, 2016
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$399,505	$177,466	$115,237	$82,992	$7,238	$782,438
Watch	640	550	89	252	—	1,531
Special mention	—	104	—	—	237	341
Substandard	120	678	865	210	—	1,873
Doubtful	—	—	—	—	—	—
Total	$400,265	$178,798	$116,191	$83,454	$7,475	$786,183

PCI Loans

	December 31, 2016
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$11,836	$6,811	$1,019	$1,507	$—	$21,173
Watch	1,045	1,577	645	22	—	3,289
Special mention	—	—	—	12	—	12
Substandard	2,062	616	14	—	—	2,692
Doubtful	—	—	—	27	—	27
Total	$14,943	$9,004	$1,678	$1,568	$—	$27,193
Total loans	$415,208	$187,802	$117,869	$85,022	$7,475	$813,376

Past Due Loans:

A loan is considered past due if any required principal and interest payments have not been received as of the date such payments were required to be made under the terms of the loan agreement. Generally, management places a loan on nonaccrual when there is a clear indication that the borrower’s cash flow may not be sufficient to meet payments as they become due, which is generally when a loan is 90 days past due.

The following tables present the aging of the recorded investment in loans and leases as of December 31, 2017 and 2016 (amounts in thousands):

	December 31, 2017
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due	PCI Loans	Current Loans	Total Loans
Commercial real estate	$517	$728	$128	$1,373	$17,903	$623,712	$642,988
Consumer real estate	963	33	991	1,987	7,450	284,020	293,457
Construction and land development	65	326	547	938	5,120	129,351	135,409
Commercial and industrial	286	131	85	502	858	236,727	238,087
Consumer and other	165	291	13	469	1,463	11,385	13,317
Total	$1,996	$1,509	$1,764	$5,269	$32,794	$1,285,195	$1,323,258

	December 31, 2016
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due	PCI Loans	Current Loans	Total Loans
Commercial real estate	$395	$—	$—	$395	$14,943	$399,870	$415,208
Consumer real estate	695	699	386	1,780	9,004	177,018	187,802
Construction and land development	690	—	865	1,555	1,678	114,636	117,869
Commercial and industrial	257	—	164	421	1,568	83,033	85,022
Consumer and other	17	—	—	17	—	7,458	7,475
Total	$2,054	$699	$1,415	$4,168	$27,193	$782,015	$813,376

Impaired Loans:

A loan held for investment is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due (both principal and interest) according to the terms of the loan agreement.

The following is an analysis of the impaired loan portfolio detailing the related allowance recorded as of and for the years ended December 31, 2017 and 2016 (amounts in thousands):

				For the year ended
	At December 31, 2017			December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Non PCI Loans:
Commercial real estate	$424	$454	$—	$204	$44
Consumer real estate	415	420	—	401	16
Construction and land development	547	547	—	628	—
Commercial and industrial	41	41	—	44	3
Consumer and other	—	—	—	—	—
	1,427	1,462	—	1,277	63

PCI loans: None in 2017

Impaired loans with a valuation allowance:
Non PCI Loans:
Commercial real estate	23	23	5	5	1
Consumer real estate	1,007	1,033	256	601	38
Construction and land development	—	—	—	—	—
Commercial and industrial	172	172	172	117	10
Consumer and other	12	13	12	2	1
	1,214	1,241	445	725	50
PCI loans:
Commercial real estate	16	123	16	3	16

Total impaired loans	$2,657	$2,826	$461	$2,005	$129

				For the year ended
	At December 31, 2016			December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Non PCI Loans:
Commercial real estate	$119	$119	$—	$1,311	$73
Consumer real estate	821	849	—	2,334	100
Construction and land development	865	865	—	967	3
Commercial and industrial	46	46	—	47	4
Consumer and other	—	—	—	—	—
	1,851	1,879	—	4,659	180

PCI loans: None in 2016

Impaired loans with a valuation allowance:
Non PCI Loans:
Commercial real estate	—	—	—	—	—
Consumer real estate	—	—	—	—	—
Construction and land development	—	—	—	—	—
Commercial and industrial	164	243	4	306	70
Consumer and other	—	—	—	—	—
	164	243	4	306	70
PCI loans: None in 2016
Total impaired loans	$2,015	$2,122	$4	$4,965	$250

Troubled Debt Restructurings:

At December 31, 2017 and 2016, impaired loans included loans that were classified as Troubled Debt Restructurings ("TDRs"). The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Company considers information currently available regarding the financial condition of the borrower. This information includes, but is not limited to, whether (i) the debtor is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the debtor has declared or is in the process of declaring bankruptcy; and (iv) the debtor's projected cash flow is sufficient to satisfy contractual payments due under the original terms of the loan without a modification.

The Company considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower. Key factors considered by the Company include the debtor's ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan.
The most common concessions granted by the Company generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt; (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk; (iii) a temporary period of interest-only payments; and (iv) a reduction in the contractual payment amount for either a short period or remaining term of the loan. As of December 31, 2017 and 2016, management had approximately $41,000 and $608,000, respectively, in loans that met the criteria for restructured. No restructured loans were on nonaccrual as of December 31, 2017. There were $442,000 restructured loans on nonaccrual at December 31, 2016. A loan is placed back on accrual status when both principal and interest are current and it is probable that management will be able to collect all amounts due (both principal and interest) according to the terms of the loan agreement.

There were no loans modified as troubled debt restructurings during the year ended December 31, 2017.

The following table presents a summary of loans that were modified as troubled debt restructurings during the year ended December 31, 2016 (amounts in thousands):

December 31, 2016	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Construction and land development	1	$278	$278
Commercial and industrial	1	164	164

There were no loans that were modified as troubled debt restructurings during the past twelve months and for which there was a subsequent payment default.

Purchased Credit Impaired Loans:

The Company has acquired loans which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans at for the years ended December 31, 2017 and 2016 is as follows (in thousands):

	2017	2016
Commercial real estate	$23,366	$18,473
Consumer real estate	10,764	12,111
Construction and land development	6,285	2,553
Commercial and industrial	1,452	2,482
Consumer and other	1,710	—
Total loans	$43,577	$35,619
Less remaining purchase discount	(10,783)	(8,426)
Total, gross	32,794	27,193
Less: Allowance for loan losses	(16)	—
Carrying amount, net of allowance	$32,778	$27,193

The following is a summary of the accretable discount on acquired loans for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Accretable yield, beginning of period	$8,950	$10,217
Additions	2,581	—
Accretion income	(4,217)	(2,588)
Reclassification from nonaccretable	926	1,585
Other changes, net	1,047	(264)
Accretable yield, end of period	$9,287	$8,950

The Company increased the allowance for loan losses on purchase credit impaired loans in the amount of approximately $16,000 during the year ended December 31, 2017 and no increases were made during the year ended December 31, 2016.

Purchased credit impaired loans acquired from Capstone during the year ended December 31, 2017 for which it was probable at acquisition that all contractually required payments would not be collected are as follows (in thousands):

2017
Contractual principal and interest at acquisition	$25,288
Nonaccretable difference	5,725
Expected cash flows at acquisition	19,563
Accretable yield	2,581
Basis in PCI loans at acquisition-estimated fair value	$16,982

Related Party Loans:

In the ordinary course of business, the Company has granted loans to certain related parties, including directors, executive officers, and their affiliates. The interest rates on these loans were substantially the same as rates prevailing at the time of the transaction and repayment terms are customary for the type of loan. A summary of activity in loans to related parties is as follows (in thousands):

	2017	2016
Balance, beginning of year	$12,999	$10,851
Disbursements	14,533	855
Removal of credit lines	—	(1,153)
Changes in ownership	—	4,830
Repayments	(9,202)	(2,384)
Balance, end of year	$18,330	$12,999

At December 31, 2017, the Company had pre-approved but unused lines of credit totaling approximately $5,833,000 to related parties.